CONSOLIDATED INCOME STATEMENTS (Parentheticals) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Number of outstanding shares	1,084,272,191	1,167,888,739	1,180,536,830